Fair Value Disclosures - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investments excluded from Fair Value Hierarchy, net asset value practical expedient		$ 459	$ 385
Loans Held-for-sale		852	1,065
Carrying value of unfunded commitments		295	272
Consumer: | Student
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Charge-offs related to the sale	$ 98
Carrying Amount
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans Held-for-sale		$ 409	$ 108